CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $)	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED BALANCE SHEETS [Abstract]
Accumulated amortization	$ 128,444	$ 96,287
Preferred Stock, par value	$ 0.001	$ 0.001
Preferred Stock, shares authorized	10,000,000	10,000,000
Preferred Stock, shares issued
Preferred Stock, shares outstanding
Common Stock, par value	$ 0.001	$ 0.001
Common Stock, shares authorized	100,000,000	100,000,000
Common Stock, shares issued	13,732,381	8,732,381
Common Stock, shares outstanding	13,732,381	8,732,381
Puttable Common Stock, shares outstanding		131,287
Puttable Common Stock, par value	$ 0.001	$ 0.001